May 3, 2005

VIA EDGAR SYSTEM

Securities and Exchange Commission
450 Fifth Street, N.W.
Judiciary Plaza
Washington, DC 20549

Re:	The Chaconia Income and Growth Fund, Inc. File Nos. 33-37426 and 811-06194 Rule 497(j) Certification

Ladies and Gentlemen:

        The undersigned officer of The Chaconia Income and Growth Fund, Inc. (the “Company”) does hereby certify pursuant to Rule 497(j) promulgated under the Securities Act of 1933, as amended:

        1.     that the form of prospectus and statement of additional information that would have been filed under paragraph (c) of Rule 497 promulgated under the Securities Act of 1933, as amended, would not have differed from that contained in Post-Effective Amendment No. 25 to Form N-1A Registration Statement filed by the Company on April 29, 2005.

        2.     that the text of Post-Effective Amendment No. 25 was filed with the Securities and Exchange Commission by direct transmittal through the EDGAR system on April 29, 2005.

Very truly yours, THE CHACONIA INCOME AND GROWTH FUND, INC.
By:	/s/ Michael Alexander
Michael Alexander President